Long-Term Debt, Annual Principal Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2021
Annual Principal Payments [Abstract]
2023	$ 2,700,000
2024	2,700,000
2025	7,850,000
Total long-term debt	$ 13,250,000	$ 16,300,000
Weighted average interest rate	4.90%	3.30%
Interest incurred on long-term debt	$ 719,105	$ 383,186
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Minimum liquidity deposits	700,000	700,000
Face amount	18,000,000	18,000,000	$ 18,000,000
Annual Principal Payments [Abstract]
Total long-term debt	$ 13,250,000	$ 16,300,000